BANK LOANS AND FACILITIES (Narrative) (Details)			1 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2015 VisionChina Media Group [Member] Revolving Credit Facility [Member] Subsequent events [Member] USD ($)	Jan. 31, 2015 VisionChina Media Group [Member] Revolving Credit Facility [Member] Subsequent events [Member] CNY	Jan. 31, 2015 VisionChina Media Group [Member] Minimum [Member] Revolving Credit Facility [Member] Subsequent events [Member]	Jan. 31, 2015 VisionChina Media Group [Member] Maximum [Member] Revolving Credit Facility [Member] Subsequent events [Member]	Dec. 31, 2014 Facility granted by CCB (SZ) [Member] USD ($)	Dec. 31, 2013 Facility granted by CCB (SZ) [Member] USD ($)	Dec. 31, 2014 Facility granted by CCB (SZ) [Member] VisionChina Media Group [Member] USD ($)	Dec. 31, 2014 Facility granted by CCB (SZ) [Member] VisionChina Media Group [Member] CNY	Dec. 31, 2014 Facility granted by CCB (SZ) [Member] VisionChina Media Group [Member] Minimum [Member]	Dec. 31, 2014 Facility granted by CCB (SZ) [Member] VisionChina Media Group [Member] Maximum [Member]	Dec. 31, 2014 Facility granted by BOC (SZ) [Member] USD ($)	Dec. 31, 2013 Facility granted by BOC (SZ) [Member] USD ($)	Dec. 31, 2014 Facility granted by BOC (SZ) [Member] CDTC [Member] USD ($)	Dec. 31, 2013 Facility granted by BOC (SZ) [Member] CDTC [Member] USD ($)	Dec. 31, 2013 Facility granted by BOC (SZ) [Member] CDTC [Member] CNY
BANK LOANS AND FACILITIES [Line Items]
Maximum borrowing capacity under the facility			$ 16,300,000	100,000,000					$ 21,300,000	130,000,000					$ 0	$ 6,700,000	41,000,000
Interest rate as a percentage of Benchmark Rate											95.00%	160.00%
Interest rate based on percentage of variable rate basis					99.54%	103.46%
Leverage ratio (as a percent)			0.65	0.65					0.65	0.65
Reference rate, description			Prime Rate	Prime Rate											People's Bank of China benchmark rate
Net availability of the Facility									7,500,000
Short-term Debt	$ 13,847,031	$ 26,340,338					$ 13,847,031	$ 19,638,649	$ 13,800,000					$ 6,701,689